CORRECTION OF PREVIOUSLY ISSUED MISSTATED UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
CORRECTION OF PREVIOUSLY ISSUED MISSTATED UNAUDITED CONDENSED CONSOLIDATED FINANCIALSTATEMENTS
CORRECTION OF PREVIOUSLY ISSUED MISSTATED UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

18. CORRECTION OF PREVIOUSLY ISSUED MISSTATED UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Subsequent to the issuance of the Company’s unaudited condensed consolidated financial statements for the six months ended June 30, 2023, the Company identified a misstatement in reclassification of $1,361,656 from reversal of provision for prepayments to revenues.

The misstatement of reclassification had no impact on items of unaudited condensed consolidated balance sheets as of June 30, 2023, or on net loss for the six months ended June 30, 2023. The misstatement of reclassification had no impact on net cash flows from operating, investing or financing activities for the six months ended June 30, 2023.

	For the Six Months Ended June 30, 2023
	As Previously
	Reported	Adjustment	As Revised
Statements of operations
Revenues	$1,470,439	$(1,361,656)	$108,783
Gross profit (loss)	$1,175,844	$(1,361,656)	$(185,812)
Provision for (reversal of provisions) for doubtful accounts	$(563,896)	$1,361,656	$797,760
Total operating expenses	$(1,812,649)	$1,361,656	$(450,993)